COMMERCIAL 3Rs (Tables)	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Schedule Of Risk Adjustment, Reinsurance Recoverable And Risk Corridor Settlement
The accompanying consolidated balance sheets include the following amounts associated with the 3Rs at December 31, 2014. No such amounts were recorded in our consolidated balance sheet at December 31, 2013 as the programs were not effective until January 1, 2014.

	2014
	Risk Adjustment Settlement	Reinsurance Recoverables	Risk Corridor Settlement
	(in millions)
Premiums receivable	$131	$—	$—
Other current assets	—	586	55
Trade accounts payable and accrued expenses	(89)	—	(4)
Net current asset	$42	$586	$51